Related-Party Transactions and Notes Payable (Details Narrative) - USD ($)	1 Months Ended	3 Months Ended		6 Months Ended	9 Months Ended	12 Months Ended
	Jul. 31, 2024	Sep. 30, 2025	Sep. 30, 2024	Aug. 15, 2025	Sep. 30, 2025	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Debt description					This note had an original interest rate of 7.25% and an original maturity date of January 1, 2025. The note was amended on April 28, 2025 to extend the maturity date to May 30, 2025, wherein a fixed $50,000 interest payment would be due at maturity and constitute payment in full of all unpaid interest accrued on the note.
Restricted shares of common stock					500,000
Debt extinguishment					$ 200,000
Principal amount		$ 700,000			700,000
Interest payable		50,000			50,000
Gain on debt extinguishment					130,708
Interest rate				7.25%
Principal payments				$ 50,000
Interest payments				27,725
Gain on debt extinguishment				$ 50,000
Debt discount		0			0
Accrued payroll		222,801	$ 0		$ 222,801	$ 53,340	$ 30,000
Number of shares issued, value		$ 500,000
Accrued fees						1,400	1,200
Share-based compensation			$ 59,602
Non-interest-bearing notes payable to related parties						132,000	0
Notes issued interest bearing						300,000
Notes issued non interest bearing						$ 50,000
Down 2 Fish Charters LLC [Member]
Restricted shares of common stock						500,000
Principal amount						$ 700,000
Common Stock [Member]
Number of shares issued, shares								600,000
Number of shares issued								$ 0.067
Number of shares issued, value								$ 40,000
Related party accounts payable								40,000
Chief Executive Officer [Member]
Due to related parties other	$ 60,000							120,000
Share-based compensation						158,655	249,952
Chief Executive Officer [Member] | Employment Agreement [Member]
Due to related parties other								$ 90,000
Related Party [Member]
Related party accounts payable						$ 0	$ 15,000